DERIVATIVES AND HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2011
DERIVATIVES AND HEDGE ACCOUNTING
DERIVATIVES AND HEDGE ACCOUNTING

12. DERIVATIVES AND HEDGE ACCOUNTING

    AIG uses derivatives and other financial instruments as part of its financial risk management programs and as part of its investment operations. AIGFP had also transacted in derivatives as a dealer and had acted as an intermediary between the relevant AIG subsidiary and the counterparty. In a number of situations, AIG has replaced AIGFP with AIG Markets for purposes of acting as an intermediary between the AIG subsidiary and the third-party counterparty as part of the wind-down of AIGFP's portfolios.

    Derivatives are financial arrangements among two or more parties with returns linked to or "derived" from some underlying equity, debt, commodity, or other asset, liability, or foreign exchange rate or other index or the occurrence of a specified payment event. Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the Consolidated Balance Sheet in Derivative assets, at fair value and Derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. A bifurcated embedded derivative is generally presented with the host contract in the Consolidated Balance Sheet. See Note 6 herein for additional information on embedded policy derivatives.

The following table presents the notional amounts and fair values of AIG's derivative instruments:

	December 31, 2011				December 31, 2010
	Gross Derivative Assets		Gross Derivative Liabilities		Gross Derivative Assets		Gross Derivative Liabilities
(in millions)	Notional Amount(a)	Fair Value(b)	Notional Amount(a)	Fair Value(b)	Notional Amount(a)	Fair Value(b)	Notional Amount(a)	Fair Value(b)

Derivatives designated as hedging instruments:
Interest rate contracts(c)	$-	$-	$481	$38	$1,471	$156	$626	$56
Foreign exchange contracts	-	-	180	1	-	-	-	-
Derivatives not designated as hedging instruments:
Interest rate contracts(c)	72,660	8,286	73,248	6,870	150,966	14,048	118,783	9,657
Foreign exchange contracts	3,278	145	3,399	178	2,495	203	4,105	338
Equity contracts(d)	4,748	263	18,911	1,126	5,002	358	15,666	774
Commodity contracts	691	136	861	146	944	92	768	67
Credit contracts	407	89	25,857	3,366	2,046	379	62,715	4,180
Other contracts(e)	24,305	741	2,125	372	27,333	1,075	2,190	308

Total derivatives not designated as hedging instruments	106,089	9,660	124,401	12,058	188,786	16,155	204,227	15,324

Total derivatives	$106,089	$9,660	$125,062	$12,097	$190,257	$16,311	$204,853	$15,380

(a)
Notional amount represents a standard of measurement of the volume of derivatives business of AIG. Notional amount is generally not a quantification of market risk or credit risk and is not recorded in the Consolidated Balance Sheet. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps and certain credit contracts. For credit contracts, notional amounts are net of all underlying subordination.

(b)
Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(c)
Includes cross currency swaps.

(d)
Notional amount of derivative liabilities and fair value of derivative liabilities include $18,254 million and $918 million, respectively, at December 31, 2011, and $14,107 million and $445 million, respectively, at December 31, 2010, related to bifurcated embedded derivatives. At December 31, 2010, these respective amounts were previously included in Other Contracts.

(e)
Consist primarily of contracts with multiple underlying exposures.

The following table presents the fair values of derivative assets and liabilities in the Consolidated Balance Sheet:

	December 31, 2011				December 31, 2010
	Derivative Assets		Derivative Liabilities(a)		Derivative Assets		Derivative Liabilities(a)
(in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value

AIGFP derivatives	$86,128	$7,063	$90,241	$8,854	$168,033	$12,268	$173,226	$12,379
All other derivatives(b)	19,961	2,597	34,821	3,243	22,224	4,043	31,627	3,001

Total derivatives, gross	$106,089	9,660	$125,062	12,097	$190,257	16,311	$204,853	15,380

Counterparty netting(c)		(3,660)		(3,660)		(6,298)		(6,298)
Cash collateral(d)		(1,501)		(2,786)		(4,096)		(2,902)

Total derivatives, net		4,499		5,651		5,917		6,180

Less: Bifurcated embedded derivatives		-		918		-		445

Total derivatives on consolidated balance sheet		$4,499		$4,733		$5,917		$5,735

(a)
Included in All other derivatives are bifurcated embedded derivatives, which are recorded in Policyholder contract deposits.

(b)
Represents derivatives used to hedge the foreign currency and interest rate risk associated with insurance and ILFC operations, as well as embedded derivatives included in insurance obligations.

(c)
Represents netting of derivative exposures covered by a qualifying master netting agreement.

(d)
Represents cash collateral posted and received.

COLLATERAL

    AIG engages in derivative transactions directly with unaffiliated third parties in most cases under International Swaps and Derivatives Association, Inc. (ISDA) agreements. Many of the ISDA agreements also include Credit Support Annex (CSA) provisions, which generally provide for collateral postings at various ratings and threshold levels. AIG attempts to reduce its risk with certain counterparties by entering into agreements that enable collateral to be obtained from a counterparty on an upfront or contingent basis. AIG minimizes the risk that counterparties to transactions might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and generally requiring additional collateral to be posted to AIG upon the occurrence of certain events or circumstances. In addition, a significant portion of the derivative transactions have provisions that require collateral to be posted by AIG upon a downgrade of AIG's long-term debt ratings or give the counterparty the right to terminate the transaction. In the case of some of the derivative transactions, as an alternative to posting collateral and subject to certain conditions, AIG may assign the transaction to an obligor with higher debt ratings or arrange for a substitute guarantee of AIG's obligations by an obligor with higher debt ratings or take other similar action. The actual amount of collateral required to be posted to counterparties in the event of such downgrades, or the aggregate amount of payments that AIG could be required to make, depends on market conditions, the fair value of outstanding affected transactions and other factors prevailing at and after the time of the downgrade.

    Collateral posted by AIG to third parties for derivative transactions was $4.7 billion and $4.3 billion at December 31, 2011 and 2010, respectively. This collateral can generally be repledged or resold by the counterparties. Collateral obtained by AIG from third parties for derivative transactions was $1.6 billion and $4.2 billion at December 31, 2011 and 2010, respectively. This collateral can generally be repledged or resold by AIG.

HEDGE ACCOUNTING

    AIG designated certain derivatives entered into by AIG Markets with third parties as cash flow hedges of certain debt issued by ILFC and designated certain derivatives entered into by AIG's insurance subsidiaries with third parties as fair value hedges of available-for-sale investment securities held by such subsidiaries. The fair value hedges include foreign currency forwards designated as hedges of the change in fair value of foreign currency denominated available-for-sale securities attributable to changes in foreign exchange rates. With respect to the cash flow hedges, interest rate swaps were designated as hedges of the changes in cash flows on floating rate debt attributable to changes in the benchmark interest rate.

    AIG assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Regression analysis is employed to assess the effectiveness of these hedges both on a prospective and retrospective basis. AIG does not utilize the shortcut method to assess hedge effectiveness. For net investment hedges, a qualitative methodology is utilized to assess hedge effectiveness.

    AIG uses foreign currency denominated debt as hedging instruments in net investment hedge relationships to mitigate the foreign exchange risk associated with AIG's non-U.S. dollar functional currency foreign subsidiaries. AIG assesses the hedge effectiveness and measures the amount of ineffectiveness for these hedge relationships based on changes in spot exchange rates. AIG records the change in the carrying amount of these investments related to the effective portion of the hedge in the foreign currency translation adjustment within Accumulated other comprehensive income (loss). Simultaneously, the ineffective portion, if any, is recorded in earnings. If (i) the notional amount of the hedging debt matches the designated portion of the net investment and (ii) the hedging debt is denominated in the same currency as the functional currency of the hedged net investment, no ineffectiveness is recorded in earnings. For the years ended December 31, 2011 and 2010, AIG recognized gains (losses) of $(13) million and $28 million, respectively, included in Foreign currency translation adjustment in Accumulated other comprehensive loss related to the net investment hedge relationships.

The following table presents the effect of AIG's derivative instruments in fair value hedging relationships in the Consolidated Statement of Operations:

Years Ended December 31, (in millions)	2011	2010

Interest rate contracts(a)(b):
Gain (loss) recognized in earnings on derivatives	$(4)	$196
Gain (loss) recognized in earnings on hedged items(c)	153	(25)
Gain recognized in earnings for ineffective portion and amount excluded from effectiveness testing	-	27

(a)
Gains and losses recognized in earnings for the ineffective portion and amounts excluded from effectiveness testing are recorded in Net realized capital gains (losses). Includes $27 million for 2010 related to the ineffective portion.

(b)
Includes immaterial amounts related to Foreign exchange contracts.

(c)
Includes $149 million for 2011 and $144 million for 2010, representing the amortization of debt basis adjustment following the discontinuation of hedge accounting recorded in Other income and Net realized capital gains (losses).

The following table presents the effect of AIG's derivative instruments in cash flow hedging relationships in the Consolidated Statement of Operations:

Years Ended December 31, (in millions)	2011	2010

Interest rate contracts(a):
Loss recognized in OCI on derivatives	$(5)	$(33)
Loss reclassified from Accumulated OCI into earnings(b)	(55)	(84)
Loss recognized in earnings on derivatives for ineffective portion	-	(6)

(a)
Gains and losses reclassified from Accumulated other comprehensive loss are recorded in Other income. Gains or losses recognized in earnings on derivatives for the ineffective portion are recorded in Net realized capital losses.

(b)
The effective portion of the change in fair value of a derivative qualifying as a cash flow hedge is recorded in Accumulated other comprehensive income until earnings are affected by the variability of cash flows in the hedged item. At December 31, 2011, $17 million of the deferred net loss in Accumulated other comprehensive loss is expected to be recognized in earnings during the next 12 months.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The following table presents the effect of AIG's derivative instruments not designated as hedging instruments in the Consolidated Statement of Operations:

	Gains (Losses) Recognized in Earnings
Years Ended December 31, (in millions)
	2011	2010

By Derivative Type:
Interest rate contracts(a)	$601	$254
Foreign exchange contracts	137	(123)
Equity contracts(b)	(263)	427
Commodity contracts	4	1
Credit contracts	337	1,227
Other contracts	47	545

Total	$863	$2,331

By Classification:
Premiums	$113	$75
Net investment income	8	18
Net realized capital gains	96	726
Other income	646	1,512

Total	$863	$2,331

(a)
Includes cross currency swaps.

(b)
Includes embedded derivative gains (losses) of $ (397) million and $423 million, for the years ended December 31, 2011 and December 31, 2010, respectively.

AIGFP DERIVATIVES

    AIGFP enters into derivative transactions to mitigate market risk in its exposures (interest rates, currencies, commodities, credit and equities) arising from its transactions. In most cases, AIGFP did not hedge its exposures related to the credit default swaps it had written. As a dealer, AIGFP structured and entered into derivative transactions to meet the needs of counterparties who may have been seeking to hedge certain aspects of such counterparties' operations or obtain a desired financial exposure.

    AIGFP's derivative transactions involving interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying notional amounts. AIGFP typically became a principal in the exchange of interest payments between the parties and, therefore, is exposed to counterparty credit risk and may be exposed to loss, if counterparties default. Currency, commodity and equity swaps are similar to interest rate swaps but involve the exchange of specific currencies or cash flows based on the underlying commodity, equity securities or indices. Also, they may involve the exchange of notional amounts at the beginning and end of the transaction. Swaptions are options where the holder has the right but not the obligation to enter into a swap transaction or cancel an existing swap transaction.

    AIGFP follows a policy of minimizing interest rate, currency, commodity, and equity risks associated with investment securities by entering into offsetting positions, thereby offsetting a significant portion of the unrealized appreciation and depreciation. In addition, to reduce its credit risk, at December 31, 2011, AIGFP has entered into credit derivative transactions with respect to $196 million of securities to economically hedge its credit risk.

    The timing and the amount of cash flows relating to AIGFP's foreign exchange forwards and exchange traded futures and options contracts are determined by each of the respective contractual agreements.

    Futures and forward contracts are contracts that obligate the holder to sell or purchase foreign currencies, commodities or financial indices in which the seller/purchaser agrees to make/take delivery at a specified future date of a specified instrument, at a specified price or yield. Options are contracts that allow the holder of the option to purchase or sell the underlying commodity, currency or index at a specified price and within, or at, a specified period of time. As a writer of options, AIGFP generally receives an option premium and then manages the risk of any unfavorable change in the value of the underlying commodity, currency or index by entering into offsetting transactions with third-party market participants. Risks arise as a result of movements in current market prices from contracted prices, and the potential inability of the counterparties to meet their obligations under the contracts.

AIGFP Super Senior Credit Default Swaps

    AIGFP entered into credit default swap transactions with the intention of earning revenue on credit exposure. In the majority of AIGFP's credit default swap transactions, AIGFP sold credit protection on a designated portfolio of loans or debt securities. Generally, AIGFP provides such credit protection on a "second loss" basis, meaning that AIGFP would incur credit losses only after a shortfall of principal and/or interest, or other credit events, in respect of the protected loans and debt securities, exceeds a specified threshold amount or level of "first losses."

    Typically, the credit risk associated with a designated portfolio of loans or debt securities has been tranched into different layers of risk, which are then analyzed and rated by the credit rating agencies. At origination, there is usually an equity layer covering the first credit losses in respect of the portfolio up to a specified percentage of the total portfolio, and then successive layers ranging generally from a BBB-rated layer to one or more AAA-rated layers. A significant majority of AIGFP transactions that were rated by rating agencies had risk layers or tranches rated AAA at origination that are immediately junior to the threshold level above which AIGFP's payment obligation would generally arise. In transactions that were not rated, AIGFP applied equivalent risk criteria for setting the threshold level for its payment obligations. Therefore, the risk layer assumed by AIGFP with respect to the designated portfolio of loans or debt securities in these transactions is often called the "super senior" risk layer, defined as a layer of credit risk senior to one or more risk layers rated AAA by the credit rating agencies, or, if the transaction is not rated, structured to be the equivalent thereto.

The following table presents the net notional amount, fair value of derivative (asset) liability and unrealized market valuation gain (loss) of the AIGFP super senior credit default swap portfolio, including credit default swaps written on mezzanine tranches of certain regulatory capital relief transactions, by asset class:

	Net Notional Amount
			Fair Value of Derivative (Asset) Liability at December 31,		Unrealized Market Valuation Gain (Loss) Years Ended December 31,
	December 31,
(in millions)	2011(a)	2010(a)	2011(b)(c)	2010(b)(c)	2011(c)	2010(c)

Regulatory Capital:
Corporate loans	$1,830	$5,193	$-	$-	$-	$-
Prime residential mortgages(d)	3,653	31,613	-	(190)	6	53
Other	887	1,263	9	17	8	4

Total	6,370	38,069	9	(173)	14	57

Arbitrage:
Multi-sector CDOs(e)	5,476	6,689	3,077	3,484	249	663
Corporate debt/CLOs(f)	11,784	12,269	127	171	44	(67)

Total	17,260	18,958	3,204	3,655	293	596

Mezzanine tranches(d)(g)	989	2,823	10	198	32	(55)

Total	$24,619	$59,850	$3,223	$3,680	$339	$598

(a)
Net notional amounts presented are net of all structural subordination below the covered tranches.

(b)
Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(c)
Includes credit valuation adjustment gains (losses) of $26 million and ($133) million in the years ended December 31, 2011 and 2010, respectively, representing the effect of changes in AIG's credit spreads on the valuation of the derivatives liabilities.

(d)
During 2011, AIGFP terminated two super senior prime residential mortgage transactions, with a combined net notional amount of $24.1 billion, that had previously been the subject of a collateral dispute. In addition, AIGFP terminated all of the related mezzanine tranches and hedge transactions related to those mezzanine tranches, with a combined net notional amount of $2.2 billion. The transactions were terminated at values that approximated their collective fair values at the time of termination.

(e)
During 2011, AIGFP liquidated one multi-sector super senior CDS transaction with a net notional amount of $188 million. The primary underlying collateral components, which consisted of individual ABS CDS transactions, were sold in an auction to counterparties, including AIGFP, at their approximate fair value at the time of the liquidation. AIGFP was the winning bidder on approximately $107 million of individual ABS CDS transactions, which are reported in written single name credit default swaps as of December 31, 2011. During 2011, AIGFP also paid $37 million to its counterparties with respect to multi-sector CDOs. Multi-sector CDOs also include $4.6 billion and $5.5 billion in net notional amount of credit default swaps written with cash settlement provisions at December 31, 2011 and December 31, 2010, respectively.

(f)
Corporate debt/CLOs include $1.2 billion and $1.3 billion in net notional amount of credit default swaps written on the super senior tranches of CLOs at December 31, 2011 and December 31, 2010, respectively.

(g)
Net of offsetting purchased CDS of $1.4 billion in net notional amount at December 31, 2010. There were no offsetting purchased CDSs at December 31, 2011.

    The expected weighted average maturity of AIGFP's super senior credit derivative portfolios as of December 31, 2011 was 0.72 years for the regulatory capital corporate loan portfolio, 0.41 years for the regulatory capital prime residential mortgage portfolio, 3.78 years for the regulatory capital other portfolio, 6.42 years for the multi-sector CDO arbitrage portfolio and 4.18 years for the corporate debt/CLO portfolio.

    Given the current performance of the underlying portfolios, the level of subordination of the credit protection written by AIGFP and AIGFP's own assessment of the credit quality of the underlying portfolio, as well as the risk mitigants inherent in the transaction structures, AIGFP does not expect that it will be required to make payments pursuant to the contractual terms of those transactions providing regulatory relief.

    Because of long-term maturities of the CDS in the arbitrage portfolio, AIG is unable to make reasonable estimates of the periods during which any payments would be made. However, the net notional amount represents the maximum exposure to loss on the super senior credit default swap portfolio.

AIGFP Written Single Name Credit Default Swaps

    AIGFP has also entered into credit default swap contracts referencing single-name exposures written on corporate, index and asset-backed credits, with the intention of earning spread income on credit exposure. Some of these transactions were entered into as part of a long-short strategy allowing AIGFP to earn the net spread between CDS it wrote and ones it purchased. At December 31, 2011, the net notional amount of these written CDS contracts was $380 million, including ABS CDS transactions assumed by AIGFP from a liquidated multi-sector super senior CDS transaction. AIGFP has hedged these exposures by purchasing offsetting CDS contracts of $70 million in net notional amount. The net unhedged position of approximately $310 million represents the maximum exposure to loss on these CDS contracts. The average maturity of the written CDS contracts is 19.13 years. At December 31, 2011, the fair value of derivative liability (which represents the carrying value) of the portfolio of CDS was $89 million.

    Upon a triggering event (e.g., a default) with respect to the underlying credit, AIGFP would normally have the option to settle the position through an auction process (cash settlement) or pay the notional amount of the contract to the counterparty in exchange for a bond issued by the underlying credit obligor (physical settlement).

    AIGFP wrote these CDS contracts under ISDA Master Agreements. The majority of these Master Agreements include CSAs that provide for collateral postings at various ratings and threshold levels. At December 31, 2011, AIGFP had posted $112 million of collateral under these contracts.

ALL OTHER DERIVATIVES

    AIG's businesses other than AIGFP also use derivatives and other instruments as part of their financial risk management. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities, fixed maturity securities, outstanding medium- and long-term notes as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange forwards and options) are used to economically mitigate risk associated with non-U.S. dollar denominated debt, net capital exposures, and foreign currency transactions. Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. The derivatives are effective economic hedges of the exposures that they are meant to offset.

    In addition to hedging activities, AIG also enters into derivative instruments with respect to investment operations, which include, among other things, credit default swaps and purchasing investments with embedded derivatives, such as equity linked notes and convertible bonds.

Matched Investment Program Written Credit Default Swaps

    AIG's MIP operations, which are reported in AIG's Other operations category as part of the Direct Investment book, are currently in run-off. Through the MIP, AIG has entered into CDS contracts as a writer of protection, with the intention of earning spread income on credit exposure in an unfunded form. The portfolio of CDS contracts were single-name exposures and, at inception, were predominantly high-grade corporate credits.

    These contracts were written through AIG Markets, which then transacted directly with unaffiliated third parties under ISDA agreements. As of December 31, 2011, the notional amount of written CDS contracts was $1.1 billion with an average credit rating of BBB+. At that date, the average remaining maturity of the written CDS contracts was less than one year and the fair value of the derivative liability (which represents the carrying value) of the MIP's written CDS contracts was $13 million.

    The majority of the ISDA agreements include CSA provisions, which provide for collateral postings at various ratings and threshold levels. At December 31, 2011, $2 million of collateral was posted for CDS contracts related to the MIP. The notional amount represents the maximum exposure to loss on the written CDS contracts. However, because of the average investment grade rating and expected default recovery rates, actual losses are expected to be less.

    Upon a triggering event (e.g., a default) with respect to the underlying credit, AIG Markets would normally have the option to settle the position on behalf of the MIP through an auction process (cash settlement) or pay the notional amount of the contract to the counterparty in exchange for a bond issued by the underlying credit (physical settlement).

Credit Risk-Related Contingent Features

    AIG engages in derivative transactions directly with unaffiliated third parties under ISDA agreements. Many of the ISDA agreements also include CSA provisions, which provide for collateral postings at various ratings and threshold levels. In addition, AIG attempts to reduce credit risk with certain counterparties by entering into agreements that enable collateral to be obtained from a counterparty on an upfront or contingent basis.

    The aggregate fair value of AIG's derivative instruments, including those of AIGFP, that contain credit risk-related contingent features that were in a net liability position at December 31, 2011, was approximately $4.9 billion. The aggregate fair value of assets posted as collateral under these contracts at December 31, 2011, was $5.1 billion.

    AIG estimates that at December 31, 2011, based on AIG's outstanding financial derivative transactions, including those of AIGFP at that date, a one-notch downgrade of AIG's long-term senior debt ratings to BBB+ by Standard & Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (S&P), would permit counterparties to make additional collateral calls and permit the counterparties to elect early termination of contracts, resulting in a negligible amount of corresponding collateral postings and termination payments; a one-notch downgrade to Baa2 by Moody's Investors' Services, Inc. (Moody's) and an additional one-notch downgrade to BBB by S&P would result in approximately $264 million in additional collateral postings and termination payments and a further one-notch downgrade to Baa3 by Moody's and BBB- by S&P would result in approximately $267 million in additional collateral postings and termination payments. Additional collateral postings upon downgrade are estimated based on the factors in the individual collateral posting provisions of the CSA with each counterparty and current exposure as of December 31, 2011. Factors considered in estimating the termination payments upon downgrade include current market conditions, the complexity of the derivative transactions, historical termination experience and other observable market events such as bankruptcy and downgrade events that have occurred at other companies. Management's estimates are also based on the assumption that counterparties will terminate based on their net exposure to AIG. The actual termination payments could significantly differ from management's estimates given market conditions at the time of downgrade and the level of uncertainty in estimating both the number of counterparties who may elect to exercise their right to terminate and the payment that may be triggered in connection with any such exercise.

HYBRID SECURITIES WITH EMBEDDED CREDIT DERIVATIVES

    AIG invests in hybrid securities (such as credit-linked notes). Upon the issuance of credit-linked notes, the cash received by the issuer is generally used to invest in highly rated securities in addition to entering into a derivative contract that exchanges the return on its highly-rated securities for the return on a separate portfolio of assets. The investments owned by the issuer serve as collateral for the derivative instrument written by the issuer. The return on the separate portfolio received by the issuer is used to pay the return owed on the credit-linked notes. These hybrid securities expose AIG to risks similar to the risks in RMBS, CMBS, CDOs and ABS, but such risk is derived from the separate portfolio rather than from direct mortgage or loan investments owned by the issuer. As with other investments in RMBS, CMBS, CDOs and other ABS, AIG invested in these hybrid securities with the intent of generating income, and not specifically to acquire exposure to embedded derivative risk. Similar to AIG's other investments in RMBS, CMBS, CDOs and ABS, AIG's investments in these hybrid securities are exposed to losses only up to the amount of AIG's initial investment in the hybrid security, as losses on the derivative contract will be paid via the collateral held by the entity that issues the hybrid security. Losses on the embedded derivative contracts may be triggered by events such as bankruptcy, failure to pay or restructuring associated with the obligations referenced by the derivative, and these losses in turn result in the reduction of the principal amount to be repaid to AIG and other investors in the hybrid securities. Other than AIG's initial investment in the hybrid securities, AIG has no further obligation to make payments on the embedded credit derivatives in the related hybrid securities.

    Effective July 1, 2010, AIG elected to account for its investments in these hybrid securities with embedded written credit derivatives at fair value, with changes in fair value recognized in Net investment income and Other income. Through June 30, 2010, these hybrid securities had been accounted for as available for sale securities, and had been subject to other-than-temporary impairment accounting as applicable.

    AIG's investments in these hybrid securities are reported as Bond trading securities in the Consolidated Balance Sheet. The fair value of these hybrid securities was $111 million at December 31, 2011. These securities have a current par amount of $454 million and have remaining stated maturity dates that extend to 2052.